Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have historically granted equity awards on an annual basis and on a discretionary basis in connection with certain events. Although we do not have a formal policy with respect to the timing of our equity awards in relation to our disclosure of material public information, when granting equity awards, the Compensation Committee considers the timing, pricing, and conditions to mitigate risks of stock price manipulation or conflicts of interest. During our fiscal year ended December 31, 2024, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We have historically granted equity awards on an annual basis and on a discretionary basis in connection with certain events.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	when granting equity awards, the Compensation Committee considers the timing, pricing, and conditions to mitigate risks of stock price manipulation or conflicts of interest.
MNPI Disclosure Timed for Compensation Value	false